Other Compensation Costs (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense, incremental administrative expense	$ 1,100		$ 1,100
Share-based payment arrangement, noncash expense	2,100	$ 1,400	6,400	$ 3,300
Lease related deferrals			4,910	2,460
Severance costs	2,500		2,500
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense, incremental administrative expense	$ 1,600		1,600
Employee Stock Option | Brookfield Infrastructure
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, noncash expense, incremental administrative expense			$ 2,000
Share-based compensation arrangement by share-based payment award, number of additional shares authorized	125
Share-based compensation arrangement by share-based payment award, number of shares available for grant	1,000		1,000
Share-based compensation arrangement by share-based payment award, ward vesting period			5 years
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value			$ 25,000
Lease related deferrals	$ 1,000	$ 800	$ 2,900	$ 2,500